OTHER PAYABLES - Third Party (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Other Payables [Line Items]
Total	¥ 9,862,762	$ 1,527,251	¥ 2,609,486
Third Party [Member]
Other Payables [Line Items]
Service	7,940,481	1,229,586	1,685,449
Distributors and employees	1,488,329	230,468	273,968
Accrued expenses	206,051	31,907	402,699
Others	227,901	35,290	247,370
Total	¥ 9,862,762	$ 1,527,251	¥ 2,609,486